Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($) [2]	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	$ 9,231	[1]	$ 183,615		$ 194,471			$ 182,342
Interest Expense	397	[1]	$ 7,894		$ 6,904			$ 7,568
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues | $	462			$ 1,506			$ 1,481
Purchases of Raw Materials | $	12,801			14,307			18,129
Interest Expense | $	3,418			1,910			2,223
Other | $	$ 2,213			$ 2,723			$ 2,161
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues | €						€ 0
Purchases of Raw Materials | €						454
Interest Expense | €						0
Other | €						€ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18